Related party transactions and Directors' remuneration - Disclosure of remuneration of Directors and other Key Management Personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	£ 42.9	£ 46.1	£ 44.2
Pension costs	0.2	0.2	0.2
Other long-term benefits	10.8	10.8	12.1
Share-based payments	21.9	16.3	16.5
Employer social security charges on emoluments	7.2	8.2	7.5
Costs recognised for accounting purposes	83.0	81.6	80.5
Employer social security charges on emoluments	(7.2)	(8.2)	(7.5)
Other long-term benefits – difference between awards granted and costs recognised	5.3	2.1	0.1
Share-based payments – difference between awards granted and costs recognised	2.6	4.5	4.2
Total remuneration awarded	£ 83.7	£ 80.0	£ 77.3